Other gains and losses - Summary of Other gains and losses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of Other gains and losses [Abstract]
Foreign exchange gains (losses), net	$ (459,565)		$ 242,588	$ 78,170
Gain on disposal of non-current assets held for sale			72,261
Gain on valuation of financial assets at fair value through profit or loss	18,752	$ 598	48,101	39,254
Impairment loss on financial assets	(10,000)	(319)
Gain on disposal of investments accounted for using equity method	3,464
Reimbursement of ADSs service charge	2,136		2,611	2,121
Others	17,997		28,004	15,956
Total	$ (427,216)	$ (13,619)	$ 393,565	$ 135,501